Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations
Net Sales	$ 15,558,000	$ 13,255,000	$ 46,835,000	$ 38,978,000	$ 53,745,000	$ 48,601,000
Cost of Sales - Operational	11,724,000	10,420,000	36,295,000	31,112,000	42,817,000	39,977,000
Cost of Sales - Inventory Revaluation					0	1,157,000
Gross Profit	3,834,000	2,835,000	10,540,000	7,866,000	10,928,000	7,467,000
Operating Expenses	2,379,000	1,584,000	6,190,000	4,683,000	6,549,000	6,915,000
Total Operating Expenses					6,549,000	6,915,000
Income from operations	1,455,000	1,251,000	4,350,000	3,183,000	4,379,000	552,000
Interest and financing costs	(452,000)	(533,000)	(1,422,000)	(1,576,000)	(2,102,000)	(3,786,000)
Other income (expense), net	(2,000)	15,000	(137,000)	12,000	27,000	(17,000)
Income (loss) before provision for income taxes	1,001,000	733,000	2,791,000	1,619,000	2,304,000	(3,251,000)
Provision for income taxes	387,000	31,000	1,036,000	57,000	57,000	0
Income (Loss) From Continuing Operations					2,247,000	(3,251,000)
Income From Discontinued Operations					0	342,000
Net Income (Loss)			1,755,000	1,562,000	2,247,000	(2,909,000)
Dividend attributable to preferred stockholders					0	(1,436,000)
Net income (loss) attributable to common stockholders	$ 614,000	$ 702,000	$ 1,755,000	$ 1,562,000	$ 2,247,000	$ (4,345,000)
Income (Loss) per share (basic)
Continuing Operations					$ 0.63	$ (2.89)
Discontinued Operations					$ 0	$ 0.21
Total	$ 0.11	$ 0.2	$ 0.4	$ 0.44	$ 0.63	$ (2.68)
Income (Loss) per share (diluted)
Continuing Operations					$ 0.63	$ (2.89)
Discontinued Operations					$ 0	$ 0.21
Total	$ 0.11	$ 0.2	$ 0.4	$ 0.44	$ 0.63	$ (2.68)
Weighted average shares outstanding (basic)	5,706,510	3,579,114	4,334,570	3,579,114	3,579,114	1,623,081
Weighted average shares outstanding (diluted)	5,790,555	3,579,114	4,407,356	3,579,258	3,579,254	1,623,081